GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Indefinite-Lived Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets	371,000
Less: charges related to intangible assets	(1,860,000)
Total intangible assets with indefinite lives, net	1,740,000	3,600,000
Trade name [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets	3,600,000	3,600,000